Investment Strategy - THE GABELLI ASSET FUND	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund will primarily invest in common stocks and preferred stocks. In making stock selections, the Fund strives to earn a 10% real rate of return. The Fund may also invest in foreign securities. The Fund focuses on companies which appear underpriced relative to their private market value (“PMV”). PMV is the value the Fund’s investment adviser, Gabelli Funds, LLC (the “Adviser”), believes informed investors would be willing to pay for a company.

Under normal market conditions, the Fund invests at least 80% of its assets in stocks that are listed on a recognized securities exchange or similar market. The portfolio managers will invest in companies that, in the public market, are selling at a significant discount to the portfolio managers’ assessment of their PMV. The portfolio managers consider factors such as price, earnings expectations, earnings and price histories, balance sheet characteristics, and perceived management skills. The portfolio managers also consider changes in economic and political outlooks as well as individual corporate developments. The portfolio managers will sell any Fund investments that lose their perceived value relative to other investments. The Fund may invest up to 25% of its total assets in securities of non-U.S. issuers.

The Fund’s assets will be invested primarily in a broad range of readily marketable equity securities consisting of common stock and preferred stock. Many of the common stocks the Fund will buy will not pay dividends; instead, stocks will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, the forecasts for the issuer’s industry, and the value of the issuer’s assets. Holders of equity securities only have rights to value in the company after all issuer debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. The Fund may also buy warrants which are rights to purchase securities at a specified time at a specified price.